Employee Benefits - Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2023 MXN ($)
Disclosure of defined benefit plans [line items]
2024	$ 1,078
2025	681
2026	664
2027	800
2028	799
2029 to 2033	5,200
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2024	701
2025	400
2026	402
2027	544
2028	549
2029 to 2033	3,888
Seniority Premiums
Disclosure of defined benefit plans [line items]
2024	359
2025	262
2026	242
2027	234
2028	226
2029 to 2033	1,157
Post-Retirement Medical Services
Disclosure of defined benefit plans [line items]
2024	18
2025	19
2026	20
2027	22
2028	24
2029 to 2033	$ 155